Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Payables [Abstract]
OTHER PAYABLES

NOTE 9. OTHER PAYABLES

Other payables consisted of the following:

	June 30, 2025	December 31, 2024
PPG payable	$33,967	$61,676
Income tax payable	715,559	1,115,559
Share issuance liability	100,000	150,000
Other	35,799	36,987
	$885,325	$1,364,222

NOTE 11. OTHER PAYABLE

Other payable consisted of the following:

	December 31,
	2024	2023
PPG payable (as defined below)	$61,676	$167,042
Income tax payable	1,115,559	1,115,559
Share issuance liability	150,000	250,000
Other	36,987	17,262
	$1,364,222	$1,549,863

On February 1, 2022, the Company entered into an Exclusive Supplier Agreement with a third party, pursuant to which the third party issues a pre-bate in the amount of $277,642 to the Company in exchange for the Company’s commitment to make purchases of the third party’s products in the amount of $1,506,349 (“PPG Payable”). The Company used the$277,642 as working capital or otherwise in the operation of the Company’s collision center business. The outstanding balance on the PPG payable was $61,676 and $167,042 recorded as other payable in the accompanying consolidated balance sheet as of December 31, 2024 and 2023 respectively.